Related party transactions - Lease Agreements - Summary (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Transactions
Depreciation	€ 703,999	€ 700,276
Interest expense	159,148	171,724
Leases balances
Right-of-use asset	4,129,888	4,325,115
Lease Agreements
Lease Transactions
Depreciation	21,161	17,169
Interest expense	2,012	1,897
Lease expense	3,024	4,457	€ 24,597
Leases balances
Right-of-use asset	138,261	122,215
Lease liability	140,020	122,946
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	7,925	4,580
Interest expense	740	501
Lease expense	2,452	4,005	8,745
Leases balances
Right-of-use asset	58,073	30,336
Lease liability	58,610	30,820
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation	13,236	12,589
Interest expense	1,272	1,396
Lease expense	572	452	€ 15,852
Leases balances
Right-of-use asset	80,188	91,879
Lease liability	€ 81,410	€ 92,126